Short-term Borrowings (Details) - Outstanding Balances and Related Information of Short-term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Outstanding Balances and Related Information of Short-term Borrowings [Abstract]
Balance at year-end	$ 35,825	$ 14,808	$ 32,803
Average balance outstanding	11,768	8,379
Maximum month-end balance	$ 35,825	$ 19,970
Weighted-average rate at year-end	1.37%	0.98%
Weighted-average rate during the year	1.65%	1.77%